Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Future Principal Payments	The future principal payments required under the loan are as follows:

2017	$8,288
2018	8,758
2019	9,254
2020	9,778
2021 and beyond	40,839

Total	$76,917